PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.0%
Asset-Backed Securities — 7.1%
Collateralized Loan Obligations
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.279%(c)	04/26/35	1,750	$1,750,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.744%(c)	07/20/34	2,000	2,001,292
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34	500	500,500
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30	195	194,864
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.225%(c)	06/20/34	3,250	3,257,617
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34	500	500,652
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.004%(c)	07/20/32	2,500	2,501,750
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34	500	500,170

Total Asset-Backed Securities (cost $11,194,544)			11,206,845
Commercial Mortgage-Backed Securities — 8.7%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	2,666	2,468,580
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	2,000	1,841,425
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	2,163	2,093,725
Fannie Mae-Aces,
Series 2019-M22, Class A2
2.522%	08/25/29	1,775	1,659,110
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	4,000	3,407,787
Series 2022-M13, Class A2
2.680%(cc)	06/25/32	2,000	1,788,804
FHLMC Multifamily Structured Pass-Through Certificates,
Series K151, Class A3
3.511%	04/25/30	400	388,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K152, Class A2
3.080%	01/25/31	140	$132,254

Total Commercial Mortgage-Backed Securities (cost $14,497,778)			13,780,376
Corporate Bonds — 0.6%
Diversified Financial Services — 0.5%
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	809,894
Multi-National — 0.1%
International Bank for Reconstruction & Development (Supranational Bank),
Unsec’d. Notes, MTN
4.472%(s)	09/17/30	235	181,679

Total Corporate Bonds (cost $1,064,342)			991,573
Residential Mortgage-Backed Security — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	141	138,480
(cost $147,285)
U.S. Government Agency Obligations — 49.7%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	59,532
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35	45	33,389
Federal Farm Credit Bank
1.230%	07/29/30	185	159,186
1.240%	08/11/31	75	61,967
1.670%	03/03/31	100	86,161
1.730%	09/22/31	115	98,779
1.770%	02/04/31	125	108,593
2.040%	03/19/40	240	169,576
2.150%	12/01/31	1,125	981,327
2.170%	10/29/29	70	64,415
2.200%	12/09/31	355	310,623
2.350%	03/10/36	115	92,275
2.460%	02/05/35	90	74,291
2.490%	05/19/36	140	113,273
2.750%	02/02/37	100	82,310
3.300%	03/23/32	112	104,673
5.480%	06/27/42	500	497,923
Federal Home Loan Bank
1.150%(cc)	02/10/31	200	169,247
1.240%	08/19/30	50	42,618
1.250%	12/30/30	140	118,101
1.410%	10/14/32	150	120,922
1.500%(cc)	05/27/31	100	91,505
1.500%	09/30/33	115	90,642
1.750%	06/20/31	90	77,013
1.790%	12/21/35	185	139,771
2.000%(cc)	05/27/31	100	91,881
2.000%(cc)	05/27/31	200	183,442
2.050%	05/12/31	105	92,484
A0

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.050%	03/19/35	153	$121,524
2.090%	02/22/36	110	85,670
4.250%	09/10/32	210	212,500
5.500%	07/15/36	885	1,001,671
Federal Home Loan Mortgage Corp.
1.500%	01/01/36	162	145,322
1.500%	11/01/50	388	307,107
2.000%	01/01/32	86	81,127
2.000%	12/01/50	1,594	1,327,739
2.500%	03/01/30	121	117,143
2.500%	11/01/46	226	201,869
2.500%	04/01/51	2,321	2,016,790
3.000%	06/01/29	81	79,869
3.000%	01/01/37	222	211,897
3.000%	06/01/45	84	78,875
3.000%	01/01/48	185	170,152
3.000%	10/01/49	64	58,531
3.000%	04/01/52	444	402,989
3.000%	05/01/52	690	619,010
3.000%	06/01/52	442	397,597
3.500%	12/01/32	176	174,139
3.500%	07/01/42	207	198,163
3.500%	10/01/42	325	310,892
3.500%	08/01/43	400	382,089
3.500%	09/01/45	130	123,336
3.500%	10/01/45	117	110,380
3.500%	02/01/47	146	137,531
3.500%	07/01/47	232	219,171
3.500%	03/01/48	321	303,102
3.500%	02/01/52	832	777,655
4.000%	06/01/26	4	4,352
4.000%	09/01/26	15	15,277
4.000%	09/01/40	105	104,369
4.000%	12/01/40	109	107,862
4.000%	12/01/40	129	127,734
4.000%	11/01/43	224	220,652
4.000%	09/01/48	5	4,712
4.000%	05/01/52	433	416,505
4.500%	01/01/38	431	432,266
4.500%	09/01/39	387	391,508
4.500%	08/01/48	111	110,637
5.000%	06/01/33	105	105,982
5.000%	05/01/34	49	50,161
5.000%	09/01/52	880	881,266
5.500%	05/01/37	19	20,120
5.500%	02/01/38	64	66,152
5.500%	05/01/38	28	28,510
5.500%	10/01/52	1,094	1,108,148
6.000%	09/01/34	34	35,408
6.000%	01/01/37	16	16,916
6.000%	09/01/38	19	20,546
6.000%	08/01/39	22	23,462
6.250%	07/15/32	220	256,535
6.500%	09/01/32	10	9,973
6.750%	03/15/31	190	222,183
Federal Home Loan Mortgage Corp., MTN
1.220%	08/19/30	95	80,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.899%(s)	11/15/38	345	$184,559
Federal National Mortgage Assoc.
0.875%	08/05/30	75	63,905
1.500%	02/01/36	186	167,088
1.500%	08/01/36	191	170,558
1.500%	11/01/50	1,197	947,486
1.500%	12/01/50	763	604,057
2.000%	08/01/31	86	82,005
2.000%	05/01/36	646	593,089
2.000%	06/01/40	281	246,088
2.000%	07/01/40	298	262,490
2.000%	02/01/41	572	499,607
2.000%	05/01/41	1,653	1,445,023
2.000%	09/01/50	2,152	1,790,499
2.000%	10/01/50	1,203	1,002,361
2.000%	12/01/50	353	294,572
2.000%	02/01/51(k)	3,157	2,621,346
2.500%	06/01/28	351	342,346
2.500%	05/01/41	867	782,030
2.500%	02/01/43	81	72,124
2.500%	12/01/46	294	262,633
2.500%	01/01/50	595	519,500
2.500%	03/01/50	189	165,128
2.500%	05/01/50	738	644,762
2.500%	08/01/50	1,852	1,614,980
2.500%	09/01/50	1,280	1,132,761
2.500%	10/01/50	2,085	1,818,145
2.500%	04/01/51	459	398,971
2.500%	04/01/51	929	817,340
2.500%	05/01/52	833	729,098
3.000%	02/01/31	165	161,416
3.000%	11/01/36	168	160,426
3.000%	03/01/43	300	278,425
3.000%	07/01/43	379	351,678
3.000%	07/01/43	497	460,826
3.000%	09/01/46	264	241,993
3.000%	11/01/46	121	111,271
3.000%	11/01/46	158	145,103
3.000%	11/01/46	677	622,979
3.000%	12/01/47	357	329,210
3.000%	02/01/50	151	137,847
3.000%	06/01/50	264	240,922
3.000%	11/01/51	796	718,928
3.000%	02/01/52	493	443,795
3.000%	04/01/52	843	768,603
3.000%	04/01/52	850	766,179
3.000%	04/01/52	862	774,371
3.500%	07/01/31	206	203,498
3.500%	02/01/33	42	41,716
3.500%	06/01/39	106	101,885
3.500%	04/01/42	176	168,642
3.500%	06/01/42	276	263,519
3.500%	07/01/42	134	127,771
3.500%	07/01/42	367	350,554
3.500%	06/01/45	452	427,061
3.500%	07/01/46	143	134,826
3.500%	12/01/46	142	134,216

A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	12/01/46	328	$313,327
3.500%	11/01/48	248	233,637
4.000%	07/01/37	287	284,861
4.000%	09/01/40	403	397,990
4.000%	06/01/42	270	265,464
4.000%	09/01/44	165	161,049
4.000%	09/01/44	293	288,025
4.000%	04/01/45	159	155,164
4.000%	07/01/45	109	106,793
4.000%	10/01/45	195	190,186
4.000%	10/01/46	60	58,197
4.000%	02/01/47	50	48,967
4.000%	06/01/47	92	89,395
4.000%	07/01/47	95	92,470
4.000%	10/01/47	300	291,493
4.000%	11/01/47	76	73,560
4.000%	11/01/47	107	104,537
4.000%	05/01/52	853	820,838
4.500%	05/01/40	419	421,285
4.500%	04/01/42	230	233,002
4.500%	07/01/52	885	870,990
5.000%	12/01/31	18	17,598
5.000%	03/01/34	109	111,933
5.000%	06/01/35	47	48,136
5.000%	07/01/35	26	26,352
5.000%	05/01/36	32	33,338
5.000%	07/01/52	422	422,750
5.000%	08/01/52	540	540,946
5.500%	02/01/34	69	70,975
5.500%	09/01/34	77	79,617
5.500%	02/01/35	91	94,848
5.500%	06/01/35	27	28,177
5.500%	06/01/35	44	45,727
5.500%	09/01/35	22	22,409
5.500%	09/01/35	55	57,019
5.500%	10/01/35	85	87,622
5.500%	11/01/35	24	24,967
5.500%	11/01/35	34	35,382
5.500%	11/01/35	165	171,460
6.000%	12/01/33	7	7,294
6.000%	02/01/34	39	40,582
6.000%	08/01/34	—(r)	161
6.000%	11/01/34	—(r)	191
6.000%	01/01/36	47	48,488
6.000%	05/01/38	16	16,586
6.000%	10/01/53	957	978,573
6.500%	07/01/32	50	51,477
6.500%	08/01/32	21	21,719
6.500%	10/01/32	70	71,799
6.500%	10/01/37	54	57,366
6.625%	11/15/30	2,535	2,932,675
7.000%	12/01/31	16	16,521
7.000%	01/01/36	10	10,450
8.000%	11/01/24	—(r)	41
9.000%	02/01/25	—(r)	15
9.000%	04/01/25	—(r)	23
4.336%(s)	03/17/31	315	243,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Freddie Mac Coupon Strips
5.245%(s)	03/15/31	105	$80,880
Freddie Mac Strips
5.078%(s)	07/15/32	330	239,613
Government National Mortgage Assoc.
2.000%	09/20/51	275	232,881
2.000%	10/20/51	1,349	1,143,518
2.500%	12/20/46	75	67,333
2.500%	05/20/51	855	754,357
2.500%	08/20/51	1,286	1,133,226
3.000%	03/15/45	322	295,783
3.000%	07/20/46	300	277,759
3.000%	09/20/46	324	298,274
3.000%	10/20/46	81	75,031
3.000%	04/20/47	383	352,904
3.000%	12/20/48	253	233,197
3.000%	04/20/49	229	211,514
3.000%	07/20/49	59	54,492
3.000%	12/20/49	253	231,986
3.000%	09/20/51	885	807,555
3.500%	01/20/43	361	346,351
3.500%	04/20/43	171	163,748
3.500%	03/20/45	212	202,042
3.500%	04/20/45	170	162,452
3.500%	04/20/46	284	270,639
3.500%	07/20/46	413	393,213
3.500%	07/20/48	334	316,634
3.500%	11/20/48	88	83,647
3.500%	01/20/49	156	147,557
3.500%	05/20/49	288	272,987
4.000%	06/15/40	55	54,168
4.000%	08/20/46	171	168,033
4.000%	11/20/46	104	102,607
4.000%	09/20/47	136	133,210
4.000%	06/20/48	208	203,521
4.000%	02/20/49	183	178,968
4.500%	02/20/41	163	165,308
4.500%	03/20/41	137	138,743
4.500%	06/20/44	106	106,999
4.500%	09/20/46	120	119,529
4.500%	11/20/46	211	212,213
4.500%	01/20/47	27	26,982
4.500%	05/20/52	454	448,625
5.000%	07/15/33	49	49,192
5.000%	09/15/33	87	87,746
5.000%	04/15/34	28	29,260
5.000%	10/20/48	38	38,933
5.500%	03/15/34	92	94,825
5.500%	03/15/36	28	28,661
6.500%	07/15/32	6	6,605
6.500%	08/15/32	1	1,184
6.500%	08/15/32	2	2,358
6.500%	08/15/32	6	6,526
6.500%	08/15/32	33	34,218
7.000%	08/15/28	8	7,766
7.500%	12/15/25	5	4,803
7.500%	02/15/26	1	1,277

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
8.500%	04/15/25	—(r)	$12
Resolution Funding Corp. Interest Strips
3.230%(s)	01/15/30	450	367,582
3.574%(s)	04/15/30	615	492,011
Resolution Funding Corp. Principal Strips
3.323%(s)	04/15/30	2,130	1,717,643
3.672%(s)	01/15/30	2,390	1,948,032
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	317,775
1.500%	09/15/31	360	307,824
4.375%	08/01/34	115	117,243
5.880%	04/01/36	230	265,522
7.125%	05/01/30	530	618,131
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A
2.875%	02/01/27	175	171,742
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E
6.750%	11/01/25	510	524,607

Total U.S. Government Agency Obligations (cost $84,450,579)			78,562,052
U.S. Treasury Obligations — 31.8%
U.S. Treasury Bonds
1.625%	11/15/50	1,340	787,878
1.875%	02/15/51	4,445	2,785,765
2.000%	11/15/41	625	459,668
2.000%	02/15/50	185	120,568
2.250%	05/15/41(k)	990	767,405
2.250%	08/15/49	385	266,793
2.375%	02/15/42	245	190,832
2.375%	11/15/49	2,840	2,018,619
2.375%	05/15/51	715	504,522
2.875%	05/15/43(k)	1,515	1,257,923
3.000%	02/15/49	2,380	1,926,684
3.375%	11/15/48	4,180	3,622,231
3.625%	08/15/43	125	115,703
3.625%	02/15/53	310	281,906
3.875%	05/15/43	320	308,150
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	04/15/29	1,769	1,819,276
U.S. Treasury Notes
3.500%	09/30/29	375	373,916
3.500%	02/15/33	335	329,242
3.625%	09/30/31	1,555	1,552,084
3.750%	06/30/30	2,895	2,913,999
3.875%	08/15/33	465	468,851
3.875%	08/15/34	1,035	1,042,439
4.250%	12/31/25	5,650	5,675,822
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42	60	27,422
1.982%(s)	08/15/39	1,025	546,613
2.010%(s)	08/15/30	941	754,344
2.024%(s)	02/15/39	630	344,974
2.208%(s)	05/15/39	455	245,629
2.353%(s)	02/15/44	440	187,017
2.402%(s)	05/15/41	1,995	972,718
2.415%(s)	11/15/40	475	237,277
2.434%(s)	11/15/45	345	135,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.436%(s)	02/15/46	390	$151,475
2.443%(s)	08/15/44	210	87,035
2.486%(s)	02/15/45	150	60,902
2.513%(s)	08/15/41	2,740	1,319,267
2.525%(s)	11/15/43	2,070	890,828
2.857%(s)	05/15/31	33	25,717
3.238%(s)	05/15/44	4,780	2,004,239
3.336%(s)	08/15/40	895	453,164
3.387%(s)	05/15/42	135	62,575
3.870%(s)	02/15/41	730	360,323
3.922%(s)	11/15/41	5,200	2,472,438
3.995%(s)	02/15/42	4,020	1,887,673
4.120%(s)	11/15/42	1,075	484,086
4.608%(s)	11/15/48	25	8,568
4.652%(s)	05/15/49	2,100	707,930
4.691%(s)	05/15/38	1,685	957,883
4.722%(s)	05/15/50	1,600	521,438
4.924%(s)	02/15/49	75	25,506
5.335%(s)	02/15/40	2,055	1,067,717
5.357%(s)	05/15/40	7,030	3,603,424

Total U.S. Treasury Obligations (cost $52,757,016)			50,194,046

Total Long-Term Investments (cost $164,111,544)			154,873,372

	Shares
Short-Term Investment — 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,474,545)(wb)	2,474,545	2,474,545

TOTAL INVESTMENTS—99.6% (cost $166,586,089)		157,347,917

Other assets in excess of liabilities(z) — 0.4%		693,802

Net Assets — 100.0%		$158,041,719

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corporation
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

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PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,810,469)	3.000%	TBA	11/14/24	$(2,000)		$(1,796,951)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	3 Month CME SOFR	Dec. 2024	$5,001,675	$8,886
96	2 Year U.S. Treasury Notes	Dec. 2024	19,991,250	50,723
138	5 Year U.S. Treasury Notes	Dec. 2024	15,163,828	32,198
39	10 Year U.S. Ultra Treasury Notes	Dec. 2024	4,613,578	(1,550)
				90,257
Short Positions:
17	10 Year U.S. Treasury Notes	Dec. 2024	1,942,781	(1,156)
234	20 Year U.S. Treasury Bonds	Dec. 2024	29,059,875	151,743
21	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	2,794,969	64,280
				214,867
				$305,124
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$(1,125)	$(1,125)
2,332	03/09/25	5.110%(A)	1 Day SOFR(A)/ 4.960%	—	2,497	2,497
				$—	$1,372	$1,372

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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